Variable Interest Entities (Narrative) (Details) (KRW) In Millions	12 Months Ended
Dec. 31, 2009
Variable Interest Entities
Net effect of accounting change, decrease in shareholder's equity, net-of-tax	14,195
Net effect of accounting change, decrease in total assets	84,282
Net effect of accounting change, decrease in total liabilities	70,087